Schedule of Asset Held for Investment at Year End (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Asset Held for Investment
EBP, Plan Name	TAX-QUALIFIED SAVINGS PLAN
EBP, Plan Number	002
Participant Loans	$ 10,825,463
Investment, party-in-interest	true
Current Value	$ 1,510,732,631
Participant Loan Maturity Date Through	Dec. 01, 2040
Registered Investment Company
Schedule of Asset Held for Investment
Current Value	$ 1,339,300,836
EBP, Self-Directed Brokerage Account
Schedule of Asset Held for Investment
Current Value	$ 56,984,108
Vanguard Federal Money Market Fund | Interest-Bearing Deposits
Schedule of Asset Held for Investment
Investment, Number of Shares	35,699,186
Current Value	$ 35,699,186
Cincinnati Financial Corporation
Schedule of Asset Held for Investment
Current Value	$ 78,748,501
Cincinnati Financial Corporation | EBP, Employer, Common Stock
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	482,110	467,384
Current Value	$ 78,738,274
Cincinnati Financial Corporation | Employer Common Stock Fund
Schedule of Asset Held for Investment
Current Value	$ 10,227
Fidelity 500 Index Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	707,548
Current Value	$ 168,198,235
Fidelity Contrafund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	2,866,714
Current Value	$ 100,306,324
T. Rowe Price Growth Stock | Registered Investment Company
Schedule of Asset Held for Investment
Investment, Number of Shares	831,793
Current Value	$ 90,041,639
Dodge & Cox Stock Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, Number of Shares	5,037,138
Current Value	$ 83,566,120
Fidelity International Cap | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	3,168,602
Current Value	$ 55,387,159
Janus Henderson Enterprise | Registered Investment Company
Schedule of Asset Held for Investment
Investment, Number of Shares	404,932
Current Value	$ 58,431,650
Vanguard Mid Cap Index Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, Number of Shares	726,829
Current Value	$ 57,695,717
Fidelity Total Bond Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	5,099,875
Current Value	$ 45,541,884
Vanguard Small Cap Index Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, Number of Shares	270,130
Current Value	$ 33,382,701
T. Rowe Price New Horizons | Registered Investment Company
Schedule of Asset Held for Investment
Investment, Number of Shares	509,401
Current Value	$ 26,595,847
Vanguard Total Bond Market Index Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, Number of Shares	3,466,585
Current Value	$ 33,868,537
Fidelity International Index | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	772,878
Current Value	$ 46,990,968
Allspring Special Mid Cap | Registered Investment Company
Schedule of Asset Held for Investment
Investment, Number of Shares	306,487
Current Value	$ 14,003,384
Allspring Special Small Cap | Registered Investment Company
Schedule of Asset Held for Investment
Investment, Number of Shares	337,224
Current Value	$ 12,200,782
T. Rowe Price Equity Income Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, Number of Shares	371,208
Current Value	$ 14,310,081
Fidelity Freedom Index 2010 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	17,928
Current Value	$ 242,207
Fidelity Freedom Index 2015 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	157,963
Current Value	$ 2,385,235
Fidelity Freedom Index 2020 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	311,381
Current Value	$ 5,249,878
Fidelity Freedom Index 2025 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	1,805,328
Current Value	$ 36,702,316
Fidelity Freedom Index 2030 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	3,049,139
Current Value	$ 68,941,025
Fidelity Freedom Index 2035 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	3,413,216
Current Value	$ 90,859,822
Fidelity Freedom Index 2040 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	2,749,596
Current Value	$ 79,270,860
Fidelity Freedom Index 2045 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	2,559,707
Current Value	$ 78,941,363
Fidelity Freedom Index 2050 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	1,891,441
Current Value	$ 58,464,438
Fidelity Freedom Index 2055 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	1,566,841
Current Value	$ 39,876,106
Fidelity Freedom Index 2060 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	1,300,649
Current Value	$ 28,054,992
Fidelity Freedom Index 2065 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	496,996
Current Value	$ 8,677,542
Fidelity Freedom Index 2070 Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	28,100
Current Value	$ 346,751
Fidelity Freedom Index Income Fund | Registered Investment Company
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Investment, Number of Shares	62,127
Current Value	$ 767,273
Fidelity Investments | EBP, Self-Directed Brokerage Account
Schedule of Asset Held for Investment
Investment, party-in-interest	true
Current Value	$ 11,576,054
Minimum
Schedule of Asset Held for Investment
Participant Loan Interest Rate	4.25%
Maximum
Schedule of Asset Held for Investment
Participant Loan Interest Rate	9.50%